BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
BIOLOGICAL ASSETS
Schedule of reconciliation of changes in biological assets

	June 30	December 31
	2019	2018
	$	$
Carrying amount, beginning of year	1,088,528	114,559
Effect of unrealized changes in fair value of biological assets	977,352	2,818,442
Biological assets purchased	—	3,841
Biological assets sold	—	(133,680)
Transferred to inventory upon harvest	(1,085,123)	(1,714,634)
Carrying amount, end of period	980,757	1,088,528